UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

                                                                      FACE
                                                                     AMOUNT        VALUE
                                                                   ----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.3%
FEDERAL FARM CREDIT BANK -- 6.0%
      2.000%, 07/20/12                                             $2,000,000   $ 1,997,212
                                                                                -----------
FEDERAL HOME LOAN BANK -- 18.0%
      2.125%, 08/13/12                                              1,025,000     1,030,213
      2.000%, 07/27/12                                              3,000,000     3,010,773
      2.000%, 07/23/12                                              2,000,000     2,001,586
                                                                                -----------
                                                                                  6,042,572
                                                                                -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.9%
      2.500%, 08/27/12                                              3,000,000     3,007,728
      2.150%, 01/13/12                                              2,500,000     2,509,588
      2.000%, 09/28/12                                              1,500,000     1,501,272
                                                                                -----------
                                                                                  7,018,588
                                                                                -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.4%
      1.978%, 11/15/11 STRIPS (A)                                   5,000,000     4,820,905
                                                                                -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $19,815,394)                                                         19,879,277
                                                                                -----------
U.S. TREASURY OBLIGATIONS -- 17.7%
U.S. TREASURY BILLS (B) -- 17.7%
      0.326%, 05/06/10 (C)                                            300,000       299,671
      0.254%, 07/01/10 (D)                                          5,630,000     5,618,684
                                                                                -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,917,412)                                                           5,918,355
                                                                                -----------
CORPORATE OBLIGATIONS -- 17.0%
FINANCIALS -- 15.4%
   Bear Stearns
      6.950%, 08/10/12                                                525,000       584,422
   General Electric Capital
      3.000%, 12/09/11                                              1,200,000     1,241,952
   Goldman Sachs Group
      3.625%, 08/01/12                                                250,000       256,650
   Metropolitan Life Global Funding I
      5.125%, 11/09/11                                                800,000       839,718
   Pricoa Global Funding I
      0.591%, 01/30/12                                                750,000       709,810
   Principal Life Income Funding
      5.200%, 11/15/10                                              1,000,000     1,004,522
   Wells Fargo
      3.980%, 10/29/10                                                500,000       509,437
                                                                                -----------
                                                                                  5,146,511
                                                                                -----------
TELECOMMUNICATIONS -- 1.6%
   Verizon New England
      6.500%, 09/15/11                                                500,000       537,620
                                                                                -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $5,649,398)                                                           5,684,131
                                                                                -----------

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      FACE
                                                                     AMOUNT/
                                                                   CONTRACTS/
                                                                     SHARES        VALUE
                                                                   ----------   -----------
FOREIGN BOND -- 4.4%
   Italy Buoni Poliennali Del Tesoro
      (Cost $1,490,511)                                            $1,000,000   $ 1,477,036
                                                                                -----------
PURCHASED OPTION CONTRACTS -- 0.2%
   CBOE Dow Jones Industrial Average Index, October 2009,
      104 Call*                                                           448           896
   CBOE NASDAQ 100 Index, October 2009, 1,900 Call*                         2            70
   CBOE Russell 2000 Index, October 2009, 670 Call*                        10           350
   PHLX Bank Index, October 2009, 52.50 Call*                             211         1,055
   PHLX Gold/Silver Index, October 2009, 200 Call*                         15            75
   PHLX Semiconductor Index, October 2009, 355 Call*                       34         2,652
   S&P 500 Index, October 2009, 1,125 Call*                                55         6,050
   CBOE Dow Jones Industrial Average Index, October 2009,
      90 Put*                                                             448         8,960
   CBOE NASDAQ 100 Index, October 2009, 1,575 Put*                          2           980
   CBOE Russell 2000 Index, October 2009, 560 Put*                         10         3,600
   PHLX Bank Index, October 2009, 42.50 Put*                              211         5,275
   PHLX Gold/Silver Index, October 2009, 135 Put*                          15           150
   PHLX Semiconductor Index, October 2009, 300 Put*                        34         9,010
   S&P 500 Index, October 2009, 990 Put*                                   55        22,000
                                                                                -----------
   TOTAL PURCHASED OPTION CONTRACTS
      (Cost $95,711)                                                                 61,123
                                                                                -----------
CASH EQUIVALENT -- 2.0%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.480% (E)
      (Cost $682,676)                                                 682,676       682,676
                                                                                -----------
   TOTAL INVESTMENTS -- 100.6%
      (Cost $33,651,102) ++                                                      33,702,598
                                                                                -----------
WRITTEN INDEX OPTION CONTRACTS -- (0.5)%
   CBOE Dow Jones Industrial Average Index, October 2009,
      103 Call*                                                          (448)       (4,480)
   CBOE NASDAQ 100 Index, October 2009, 1,875 Call*                        (2)         (110)
   CBOE Russell 2000 Index, October 2009, 650 Call*                       (10)       (1,200)
   PHLX Bank Index, October 2009, 50 Call*                               (211)      (11,605)
   PHLX Gold/Silver Index, October 2009, 182.50 Call*                     (15)       (2,100)
   PHLX Semiconductor Index, October 2009, 340 Call*                      (34)      (12,920)
   S&P 500 Index, October 2009, 1,120 Call*                               (55)       (8,250)
   AMEX S&P 400 Midcap Index, October 2009, 660 Put*                       (9)       (5,580)
   CBOE Dow Jones Industrial Average Index, October 2009,
      92 Put*                                                            (448)      (14,336)
   CBOE NASDAQ 100 Index, October 2009, 1,625 Put*                         (7)       (6,650)
   CBOE Russell 2000 Index, October 2009, 580 Put*                        (10)       (6,800)
   Pharmaceutical Index, October 2009, 270 Put*                           (28)       (2,660)
   PHLX Bank Index, October 2009, 45 Put*                                (211)      (20,045)
   PHLX Gold/Silver Index, October 2009, 145 Put*                         (48)       (4,560)
   PHLX Gold/Silver Index, October 2009, 155 Put*                         (15)       (4,125)
   PHLX Semiconductor Index, October 2009, 315 Put*                       (34)      (17,340)
   Russell 1000 Index, October 2009, 550 Put*                             (13)       (4,160)
   S&P 100 European Index, October 2009, 475 Put*                         (16)       (8,000)

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2009 (UNAUDITED)

                                                                    CONTRACTS      VALUE
                                                                   ----------   -----------
WRITTEN INDEX OPTION CONTRACTS (CONTINUED)
   S&P 500 Index, October 2009, 1,010 Put*                                (55)  $   (37,950)
   S&P 500 Index, October 2009, 1,025 Put*                                 (8)       (7,600)
                                                                                -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $215,009)                                              $  (180,471)
                                                                                -----------

The following forward foreign currency contracts were outstanding as of September 30, 2009:

                                                                       Unrealized
                      Currency to         Currency to    Contract     Appreciation
Maturity Date           Receive             Deliver        Value     (Depreciation)
-------------         -----------         -----------   ----------   --------------
12/16/09        AUD     2,900,000   USD   (2,464,652)   $2,541,302     $  76,650
12/16/09        JPY   100,000,000   USD   (1,090,215)    1,117,693        27,478
12/16/09        NOK    10,000,000   USD   (1,673,948)    1,719,648        45,699
12/16/09        SEK    11,000,000   USD   (1,562,234)    1,574,488        12,255
12/16/09        USD     2,486,715   CAD   (2,700,000)    2,486,715       (29,943)
12/16/09        USD     1,917,840   CHF   (2,000,000)    1,917,840       (11,512)
12/16/09        USD     3,976,734   EUR   (2,720,000)    3,976,734         2,239
12/16/09        USD       553,904   NZD     (800,000)      553,904       (21,503)
                                                                       ---------
                                                                       $ 101,363
                                                                       =========

The following futures contracts were outstanding as of September 30, 2009:

                     Number                      Unrealized
   Contract           of         Settlement     Appreciation
  Description      Contracts       Month       (Depreciation)
----------------   ---------   -------------   --------------
CBOE VIX Index         7        October 2009      $(2,568)
U.S. 2 Year Note      70       December 2009       82,880
                                                  -------
                                                  $80,312
                                                  =======

PERCENTAGES ARE BASED ON NET ASSETS OF $33,504,413.

*    NON-INCOME PRODUCING SECURITY.
(A)  ZERO COUPON BOND.
(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.
(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

STRIPS - SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

Currency Legend

AUD  AUSTRALIAN DOLLAR
CAD  CANADIAN DOLLAR
CHF  SWISS FRANC
EUR  EURO DOLLAR
JPY  JAPANESE YEN
NOK  NORWEGIAN KRONE
NZD  NEW ZEALAND DOLLAR
SEK  SWEDISH KRONE
USD  U.S. DOLLAR

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2009 (UNAUDITED)

++ AT SEPTEMBER 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,659,741, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $124,865 AND $(82,008), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF SEPTEMBER 30, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities                Level 1      Level 2     Level 3      Total
-------------------------               ---------   -----------   -------   -----------
   U.S. Government Agency Obligations   $      --   $19,879,277     $--     $19,879,277
   U.S. Treasury Obligations                   --     5,918,355      --       5,918,355
   Corporate Obligations                       --     5,684,131      --       5,684,131
   Foreign Bond                                --     1,477,036      --       1,477,036
   Purchased Option Contracts              61,123            --      --          61,123
   Cash Equivalent                        682,676            --      --         682,676
                                        ---------   -----------     ---     -----------
Total Investments in Securities         $ 743,799   $32,958,799     $--     $33,702,598
                                        =========   ===========     ===     ===========

Other Financial Instruments              Level 1      Level 2     Level 3      Total
---------------------------             ---------   -----------   -------   -----------
   Written Index Option Contracts       $(180,471)  $        --     $--     $  (180,471)
   Forwards                                    --       101,363      --         101,363
   Futures                                 80,312            --      --          80,312
                                        ---------   -----------     ---     -----------
Total Other Financial Instruments       $(100,159)  $   101,363     $--     $     1,204
                                        =========   ===========     ===     ===========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-004-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: November 24, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: November 24, 2009